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[Letterhead of Simpson Thacher & Bartlett LLP]

                      October 22, 2004

VIA FEDERAL EXPRESS AND EDGAR

    Re:
    Foundation Coal Holdings, Inc.
    Amendment No. 1 to Form S-1
    filed on September 29, 2004
    File No. 333-118427

Perry Hindin
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Mr. Hindin:

        On behalf of Foundation Coal Holdings, Inc. (the "Company"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff") dated October 15, 2004 (the "comment letter") relating to Amendment No. 1 to the above-referenced Registration Statement on Form S-1 filed on September 29, 2004 (the "Registration Statement"). We have also revised the Registration Statement in response to the Staff's comments and are filing concurrently with this letter Amendment No. 2 to the Registration Statement ("Amendment No. 2"), which reflects these revisions and updates certain other information.

        For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 2.

General

1.
We note your response to our prior comments 2, 3 and 29. We may have further comments upon reviewing the additional disclosure and information you intend to provide.

  We note the Staff's comment and respectfully inform the Staff that the Company is still in the process of determining the number of shares to be offered and an appropriate price range, as well as a limited amount of other non-Rule 430A information, and as a result is not yet able to fill in all the blanks in Amendment No. 2. The Company will include all non- Rule 430A information in future filings promptly after making such determinations. The Company informs the Staff that is has filed the remaining exhibits with Amendment No. 2.

  Morgan Stanley & Co. Incorporated and Citigroup Global Markets Inc. have informed the Company that they will not engage in an electronic offer, sale or distribution of the shares.

  As a courtesy to certain of their customers to whom a preliminary prospectus will be sent, UBS Securities LLC and UBS Financial Services Inc., a selected dealer affiliated with UBS Securities LLC, may distribute preliminary prospectuses electronically to certain of their customers. UBS will not accept indications of interest, offers to purchase or confirm sales electronically except for the indications of interest accepted by UBS through its DealKey (SM) System (described in the next paragraph). To the extent distributed electronically, the preliminary prospectus will be in Adobe PDF format. No preliminary prospectus will be sent until a preliminary prospectus meeting the requirements of the Securities Act of 1933 has been prepared and filed with the Commission.

  UBS Securities LLC intends to make the preliminary prospectus available to certain of its customers through DealKey (SM), a section of UBS Securities LLC's website. UBS Securities LLC will accept indications of interest from those certain customers through DealKey (SM) but will not accept offers to purchase or confirm sales through any of its websites in connection with the offering. The DealKey (SM) section is separate from UBS Securities LLC's publicly available website as access to DealKey (SM) is password-protected. UBS Securities LLC customers may obtain password access to DealKey (SM) upon request. UBS Securities LLC currently limits access to DealKey (SM) in the United States to institutional customers that are "qualified institutional buyers" under Rule 144A. DealKey (SM) contains a listing of equity and equity-linked offerings, with each offering hyperlinked to an offering summary page. The offering summary page will contain only Rule 134 information pertaining to the offering and a hyperlink to the preliminary prospectus. The preliminary prospectus will be in Adobe PDF format, and a link will be available on the page to download the required viewer. We have been informed by UBS Securities LLC that Ms. Kristina Schillinger, Esq. of the Securities and Exchange Commission has reviewed UBS Securities LLC's electronic offering procedures. UBS Securities LLC continues to employ the same procedures as those reviewed by Ms. Schillinger.

  UBS Securities LLC has informed the Company that, in addition to distributing prospectuses electronically through DealKey (SM), it may send prospectuses via email as a courtesy to certain of its customers to whom it is concurrently sending a prospectus in hard copy. The Company does not intend to use any forms of prospectus other than printed prospectuses and electronically distributed prospectuses that are printable in Adobe PDF format. Please note that the S-1 does contain disclosure that certain of the underwriters may distribute prospectuses electronically.

  If and when any other underwriters determine to engage in an electronic offer, sale or distribution of the shares, we will describe any procedures being undertaken by such underwriters to you supplementally.

Prospectus Cover Page

2.
Notwithstanding your response to prior comment 6, you did not remove the sentence. Delete the last sentence in the paragraph preceding the table of contents as it is inappropriate.

  The Company has removed the applicable sentence on page i of the Registration Statement accordingly.

Risk Factors—page 13

3.
Prior comment 14 asked you to eliminate mitigating language, but the new sentence you added at page 21 to "If our assumptions regarding the likely future expenses" mitigates the risk you present. Revise accordingly.

  The Company has revised the applicable sentence on page 22 of the Registration Statement accordingly.

Directed Share Program—Exhibit E to response letter

4.
It is inappropriate to require the reader to indicate that it has read or understands information or disclosure that you propose. Please revise the materials accordingly.

  The Company has been informed by the underwriters that they will revise the DSP website to effect the changes requested by Timothy Levenberg, pursuant to our conversation on October 20, 2004. Attached as Annex 4 is a mark-up of the revised screen shot indicating these changes. The Company will confirm with the lead underwriters that these changes have been made before any of the materials are made available to participants in the DSP.

Opinion of Counsel—Exhibit 5.1

5.
Prior to effectiveness, you will need to file an executed and dated opinion of counsel that indicates the number of shares covered by the registration statement. Also, the list of exhibits should reflect the fact that the document is only a "form of" opinion at this point.

  The Company notes the Staff's comment and will file an executed and dated opinion of counsel that indicates the number of shares covered by the Registration Statement prior to effectiveness. Also, the Company has revised the disclosure on page II-2 and in the Exhibit Index to reflect the fact that the current exhibit is a "form of" opinion.

Financial Statements and Related Disclosure

Summary Historical and Pro Forma Financial Data, page 8

6.
We note your response to our prior comment 38 and believe that your additional disclosure does not appropriately address our concern. Please clarify that historical financial data have been derived from the audited consolidated financial statements of RAG and that Foundational Coal Holdings, Inc., does not have historical operations or balance sheet data prior to July 30, 2004, if that is the case.

  The Company has revised the applicable disclosure on pages 8 and 46 accordingly.

7.
We note your response to our prior comment 42 and disagree with your conclusion. We do not object to your including in your footnotes a list of and/or discussion of certain components of income and expense. However, we believe that the subtotals "Non-cash charges" and "Unusual (income) expense" are impermissible non-GAAP measures. As such, please remove the subtotals from your table and footnotes.

  The Company has revised the Registration Statement to delete the referenced line items and also to delete the subtotals in the applicable footnotes.

Financial Statements of RAG

  Note 2—Summary of Significant Accounting Policies

  Reclassification, page F- 13

8.
We note your response to our prior comment 51. Please update the "Reclassification" section of your footnote disclosures to reflect the changes that you made in response to our comment.

  The Company has updated the "Reclassification" section of the footnote disclosure on page F-14 and revised the disclosure in note 26 on page F-42 accordingly.

  Note 7—Property, Plant, Equipment and Leased Mineral Rights

9.
We note your response to our prior comment 55, and it is not clear to us that you have confirmed the second sentence of that comment. You tell us that future costs are capitalized and that the DD&A rate is revised when those assets are placed in service. Confirm to us that prior to that time, the corresponding reserves are not included when calculating DD&A, or amend your financial statements to comply. We reissue the second sentence of prior comment 55.

  The Company confirms to the Staff that its policy is to amortize its owned coal lands and leased mineral rights using a units-of-production method that only includes proven and probable reserves in the depletion base. Furthermore, the Company confirms that the costs to expand or develop a mine are capitalized and principally amortized over the estimated useful lives of the mines using a straight-line method. The Company further confirms that the estimated useful lives on which these mine development costs are amortized approximate the length of time that we will be able to mine in a particular area absent additional mine development. The Company has amended its disclosure in Footnote 2 to its consolidated financial statements, Summary of Significant Accounting Policies, to include a more thorough description of our policies relating to depletion.

Engineering Comments

General

10.
The responses to questions 57 & 58 have been reviewed. The supplied Wabash mines cost information indicates this operation has not had a positive balance between revenues and operating costs for the last three years. Please review the operating costs and confirm that no corporate overhead charges are included in the operating costs. Operating cost is defined as all costs of operation excluding depreciation, depletion, and amortization charges.

  The Company has prepared a separate packet of supplemental information responding to comments 10 and 11.

11.
The data provided in the response to question 59 was reviewed. This included the "Coal Reserve Audit prepared for RAG American Coal Holding, Inc." report performed by John T. Boyd Company. Supplementally address the following:

  •
  Tables 4.1 on page 4-6 states portions of the Wabash Mines reserves are "controlled", "partially controlled", and "not controlled". Define the "controlled" and "partially controlled" land status. Did Wabash Mines have the legal right to mine these reserves through lease or ownership when the reserves were declared? If not, remove these reserves from the reserve tabulation and restate the reserves.

  •
  The Wabash mines permit status is subdivided into, "permitted", "permit pending", and "not permitted". Elaborate in some detail the status of the pending permits.

  •
  The Riverton Coal—Area 49, which may be found on page 14 of 18 of the summary tables, indicates that while the mineral rights are owned, the surface rights are not. Does the Riverton Coal Production have the legal right to mine these reserves as of the date the reserves were declared?

  •
  The Riverton Coal Production Inc. includes several thin seams in the reserve statement for the Simmons Fork area. Provide general strategraphic column of the Simmons Fork area illustrating the relationship of the C1 through C14 coal seams and the expected partings, shale, or sandstone units.

  The Company has prepared a separate packet of supplemental information responding to comments 10 and 11.

12.
The data provided in response to questions 63 was reviewed. Supplementally address the following:

  •
  What are the current equipment specifications in regard to maximum mining height at Rock Springs?

  Rockspring currently operates Joy 14CM15 continuous miners which are capable of mining up to 14 feet in height using a multiple bench cut sequence.

    •
    What are the current equipment specifications related to the minimum mining height at both the Emerald & Rock Springs mines?

  Emerald currently operates a Joy 7LS shearer on the longwall section with 64" diameter drums which can operate in a minimum seam height of 78". The continuous miner equipment consists of Joy 12CM14 continuous miner/bolters and Voest Alpine ABM14 continuous miner/bolters. which can operate in a minimum mining height of 78". In instances where the seam height is below 78", some roof rock is mined and processed through the preparation plant.

  Rockspring currently operates Joy 14CM15 continuous miners, which are capable of mining a minimum height of 60". In instances where the seam height is below 60", some roof rock is mined and processed through the preparation plant.

* * * * * * *

        We will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

        Please call me (212-455-3189) or Scott Fisher (212-455-2456) of my firm if you wish to discuss the Company's responses to the comment letter.

Very Truly Yours,
/s/ EDWARD P. TOLLEY III Edward P. Tolley III

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Engineering Comments